Commitments and Contingencies (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 23, 2021	Aug. 31, 2020	Jun. 30, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Payment term license	$ 5,000,000			$ 1,000		$ 1,000		$ 1,205,000
Rent expense						$ 12,000	$ 10,312
Royalty percent				6.00%		6.00%
Royalties reduction				3.00%
Milestone payments				$ 22,375,000		$ 22,375,000
Clinical research services fees			$ 2,436,928	86,687	$ 921,300	921,300	928,059
Due amount				$ 644,287		$ 619,421	$ 170,990
Grand total amount								$ 1,550,000
George Clinical Inc [Member]
Commitments and Contingencies [Line Items]
Clinical research services fees			$ 2,423,928
Royalty [Member]
Commitments and Contingencies [Line Items]
Royalties reduction				10.00%
Royalty [Member] | Blink Bio [Member]
Commitments and Contingencies [Line Items]
Royalties reduction						3.00%
Blink Bio [Member]
Commitments and Contingencies [Line Items]
Payment term license		$ 300,000